Common Shares - Reconciliation and Weighted Average Common Shares Outstanding (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Common Shares
Outstanding at the beginning of the period (in shares)		208,000,000	0
Issued on exercise of stock options (in shares)		209,403	470,700
Outstanding at the end of the period (in shares)		208,000,000	208,000,000
Common Shares ($)
Outstanding at the beginning of the period		$ 2,196	$ 0
Issued on October 1, 2024	$ 2,187		2,187
Issued on exercise of stock options		5	9
Outstanding at the end of the period		$ 2,201	$ 2,196
Share Capital
Common Shares
Outstanding at the beginning of the period (in shares)	0	208,041,109
Issued on October 1, 2024 (in shares)	207,570,409
Issued on exercise of stock options (in shares)		209,403
Outstanding at the end of the period (in shares)		208,250,512	208,041,109
Common Shares ($)
Outstanding at the beginning of the period		$ 2,196
Issued on October 1, 2024			$ 2,187
Issued on exercise of stock options		5	9
Outstanding at the end of the period		$ 2,201	$ 2,196